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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman          Northbrook, IL        2/11/11.
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          38
                                        --------------------

Form 13F Information Table Value Total:        187,103
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
            COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6         COLUMN 8

                                TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT       VOTING AUTHORITY
      NAME OF ISSUER             CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION    SOLE      SHARED   NONE
      --------------             -----     -----     --------   -------   ---  ----  ----------    ----      ------   ----
ACCELRYS INC                       COM    00430U103    13,495  1,625,928  SH            SOLE     1,625,928      0       0
ACCELRYS INC                       COM    00430U103       413     49,723  SH            OTHER       49,723      0       0
AMBASSADORS GROUP INC              COM    023177108     6,200    539,149  SH            SOLE       539,149      0       0
AMBASSADORS GROUP INC              COM    023177108       226     19,682  SH            OTHER       19,682      0       0
ANGIODYNAMICS INC                  COM    03475V101    11,723    762,742  SH            SOLE       762,742      0       0
ANGIODYNAMICS INC                  COM    03475V101       352     22,931  SH            OTHER       22,931      0       0
BALCHEM CORP                       COM    057665200    18,563    549,036  SH            SOLE       549,036      0       0
BALCHEM CORP                       COM    057665200       535     15,825  SH            OTHER       15,825      0       0
BERKSHIRE HATHAWAY INC DEL      CL B NEW  084670702     2,535     31,650  SH            SOLE        31,650      0       0
BERKSHIRE HATHAWAY INC DEL      CL B NEW  084670702       102      1,275  SH            OTHER        1,275      0       0
CARDIONET INC                      COM    14159L103     2,437    520,827  SH            SOLE       520,827      0       0
CARDIONET INC                      COM    14159L103        76     16,300  SH            OTHER       16,300      0       0
LIQUIDITY SERVICES INC             COM    53635B107    17,334  1,233,707  SH            SOLE     1,233,707      0       0
LIQUIDITY SERVICES INC             COM    53635B107       463     32,950  SH            OTHER       32,950      0       0
MKS INSTRUMENT INC                 COM    55306N104     4,062    165,791  SH            SOLE       165,791      0       0
MKS INSTRUMENT INC                 COM    55306N104       149      6,100  SH            OTHER        6,100      0       0
MARTEK BIOSCIENCES CORP            COM    572901106    14,501    463,304  SH            SOLE       463,304      0       0
MARTEK BIOSCIENCES CORP            COM    572901106       440     14,050  SH            OTHER       14,050      0       0
MERCURY COMPUTER SYS               COM    589378108       377     20,500  SH            SOLE        20,500      0       0
MERCURY COMPUTER SYS               COM    589378108         9        500  SH            OTHER          500      0       0
MINERALS TECHNOLOGIES INC          COM    603158106     3,292     50,325  SH            SOLE        50,325      0       0
MINERALS TECHNOLOGIES INC          COM    603158106       118      1,800  SH            OTHER        1,800      0       0
NVE CORP                         COM NEW  629445206    22,201    383,896  SH            SOLE       383,896      0       0
NVE CORP                         COM NEW  629445206       648     11,200  SH            OTHER       11,200      0       0
ORION MARINE GROUP INC             COM    68628V308     7,653    659,704  SH            SOLE       659,704      0       0
ORION MARINE GROUP INC             COM    68628V308       220     19,000  SH            OTHER       19,000      0       0
PURECYCLE CORP                   COM NEW  746228303     7,163  2,017,819  SH            SOLE     2,017,819      0       0
PURECYCLE CORP                   COM NEW  746228303       163     45,805  SH            OTHER       45,805      0       0
REPLIGEN CORP                      COM    759916109     3,932    838,472  SH            SOLE       838,472      0       0
REPLIGEN CORP                      COM    759916109       123     26,168  SH            OTHER       26,168      0       0
SCIENTIFIC LEARNING CORP           COM    808760102    15,756  5,132,555  SH            SOLE     5,132,555      0       0
SCIENTIFIC LEARNING CORP           COM    808760102       142     46,355  SH            OTHER       46,355      0       0
SURMODICS INC                      COM    868873100     6,928    583,675  SH            SOLE       583,675      0       0
SURMODICS INC                      COM    868873100       295     24,861  SH            OTHER       24,861      0       0
UNIVERSAL TECHNICAL INST INC       COM    913915104    11,793    535,545  SH            SOLE       535,545      0       0
UNIVERSAL TECHNICAL INST INC       COM    913915104       445     20,229  SH            OTHER       20,229      0       0
WEBSENSE INC                       COM    947684106    11,843    584,838  SH            SOLE       584,838      0       0
WEBSENSE INC                       COM    947684106       396     19,550  SH            OTHER       19,550      0       0